Cover Page	Feb. 25, 2021	Feb. 24, 2021	Feb. 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date		Feb. 25, 2021
Entity Registrant Name	Groupon, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0903295
Entity Address, Address Line One	600 W Chicago Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	334-1579
Entity File Number	1-35335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key			0001490281
Amendment Flag			false